Average Annual Total Returns - Admiral - Vanguard Small-Cap Growth Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Spliced Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	CRSP US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	35.30%	17.99%	16.37%	Sep. 27, 2011	35.10%	17.71%	16.08%	Sep. 27, 2011	20.96%	14.50%	13.74%	Sep. 27, 2011	35.35%	17.97%	16.31%	35.35%	17.97%		20.79%	15.36%	15.70%